Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	¥ 1,905	¥ 100	$ 295
Property and equipment, net	75,486	73,522	11,691
Fair value adjustment	1,905	(49,691)
Total assets and liabilities measured at fair value	1,905	4,605	295
Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Property and equipment, net		4,505
Property and equipment, net, Fair value adjustment		(10,952)
Fair value adjustment		(38,739)
Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	1,905	100	$ 295
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value	1,905	4,605
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Property and equipment, net		4,505
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	¥ 1,905	¥ 100